Related-Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related-Party Transactions

14. Related-Party Transactions

A company affiliated with a major shareholder, EagleTree-Carbide (GP), LLC, provided management and consulting services to us. We incurred $21 thousand and $33 thousand for the three months ended September 30, 2020 and 2019, respectively, and $0.1 million for each of the nine months ended September 30, 2020 and 2019, which primarily covered travel and out-of-pocket expenses related to such services. The unpaid services were $21 thousand and $0.1 million as of September 30, 2020 and December 31, 2019, respectively. This management and consulting service agreement was terminated in September 2020.

One of our directors, through one of his companies, entered into a service agreement to serve as our business management consultant. We incurred $30 thousand and $8 thousand of consulting fees under the service agreement for the three months ended September 30, 2020 and 2019, respectively, and $92 thousand and $55 thousand for the nine months ended September 30, 2020 and 2019, respectively. The unpaid services were $44 thousand and $16 thousand as of September 30, 2020 and December 31, 2019, respectively. This service agreement was terminated in September 2020.

As discussed in Note 8, we had a Second Lien Term Loan outstanding as of December 31, 2019. The total net carrying value of the Second Lien Term Loan balance held by all related parties, an affiliate of the Parent and one of our directors, was $5.8 million as of December 31, 2019. As of September 30, 2020, the outstanding balance of the Second Lien Term Loan was fully repaid and as a result, there was no debt held by related parties as of September 30, 2020.

14. Related-Party Transactions

One of the Company’s directors was a director of one of the Company’s vendors. On October 23, 2018, this director has notified the vendor’s board of directors of his decision to retire and leave the board and was effective at the time of notification. This director remains a director of the Company. The vendor sold inventory to the Company for which the Company paid $25.3 million for the period from January 1, 2018 to October 23, 2018.

A company affiliated with the general partner, EagleTree-Carbide (GP), LLC provides management and consulting services relating to the business and operations of the Company. The Company incurred $0.3 million and $0.3 million for the years ended December 31, 2018 and 2019, respectively, which covers travel and out-of-pocket expenses related to such services. The unpaid services were $0.1 million and $0.1 million as of December 31, 2018 and December 31, 2019, respectively.

One of the Company’s directors, through one of his companies, entered into a service agreement to serve as a business management consultant for the Company. The Company incurred $0.1 million and $0.1 million of consulting fees under the service agreement for the years ended December 31, 2018 and 2019, respectively. The unpaid services were $30 thousand as of December 31, 2018 and December 31, 2019, respectively.

The Company entered into a lease agreement with a business entity owned by the Company’s Chief Executive Officer and recorded associated rent expense of $54 thousand for the years ended December 31, 2018 and 2019. The Company provided a security deposit of $5 thousand as collateral for the lease. As of December 31, 2018, the unpaid rent balance included in the accounts payable was $5 thousand. There were no unpaid rent balances as of December 31, 2019.

As discussed in Note 8, the Company has a Second Lien Term Loan outstanding as of December 31, 2018 and 2019. The Company’s Chief Executive Officer and an affiliate of the Parent both held $4.0 million of the outstanding principal balance of the Second Lien Term Loan as of December 31, 2018. During 2019, the Company’s Chief Executive Officer disposed 50% of his principal balance to a company owned by one of the Company’s directors, and the remaining 50% to an unrelated third party. The total net carrying value of the net Second Lien Term Loan balance held by all related parties was $7.6 million and $5.8 million as of December 31, 2018 and December 31, 2019, respectively.